Annual Fund Operating Expenses	Feb. 27, 2026
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.68%
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.43%
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.68%
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.62%
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.37%
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.26%
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.22%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.69%
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.48%
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.49%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.92%
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.72%
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.68%
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.41%
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.31%
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.38%
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.35%
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	1.08%
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.92%
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.62%
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.42%
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.32%
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.26%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.26%
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.65%
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.35%
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.60%
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.68%
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.36%
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.25%
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.63%
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.40%
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.83%
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.65%
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.73%
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.34%
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.30%
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.31%
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.31%
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.03%
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.89%
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.59%
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.40%
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.30%
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.25%
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[3]
Distribution and Service (12b-1) Fees	0.26%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.74%
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[3]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.48%
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[3]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.73%
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[3]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.76%
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.47%
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.36%
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[3]
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.76%
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[3]
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.52%
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[3]
Distribution and Service (12b-1) Fees	0.49%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.95%
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[3]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.78%
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[3]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.82%
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.46%
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.41%
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[3]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.45%
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[3]
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.45%
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[3]
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.16%
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[3]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.01%
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[3]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.70%
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.51%
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.42%
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.36%
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[4]
Distribution and Service (12b-1) Fees	0.26%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.65%
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[4]
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.38%
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[4]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.63%
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[4]
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.68%
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.36%
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.25%
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[4]
Distribution and Service (12b-1) Fees	0.22%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.65%
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[4]
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.43%
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[4]
Distribution and Service (12b-1) Fees	0.49%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.87%
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[4]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.68%
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[4]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.74%
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.37%
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.30%
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[4]
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.33%
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[4]
Distribution and Service (12b-1) Fees	0.74%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.32%
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[4]
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.05%
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[4]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.89%
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[4]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.60%
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.40%
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.30%
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.25%

[1]	Restated to reflect current fees.
[2]	Restated to reflect current fees.
[3]	Restated to reflect current fees.
[4]	Restated to reflect current fees.